ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.2%

Aerospace/Defense – 5.0%
HEICO Corp.(a)	33,121	$8,660,479

Auto Parts & Equipment – 4.9%
Miller Industries, Inc.	139,111	8,485,771

Chemicals – 3.0%
Celanese Corp.	38,167	5,189,185

Commercial Services – 8.1%
Moody’s Corp.	15,196	7,211,870
Rollins, Inc.	135,816	6,869,573
Total Commercial Services		14,081,443

Computers – 3.8%
Science Applications International Corp.	47,349	6,594,295

Diversified Financial Services – 7.7%
Federal Agricultural Mortgage Corp., Class C	30,785	5,769,417
Intercontinental Exchange, Inc.	46,502	7,470,081
Total Diversified Financial Services		13,239,498

Electronics – 4.5%
Amphenol Corp., Class A	118,940	7,750,131

Food – 3.6%
Hershey Co. (The)	32,286	6,191,809

Healthcare - Products – 11.7%
Abbott Laboratories	54,325	6,193,593
Stryker Corp.	19,796	7,151,503
Thermo Fisher Scientific, Inc.	11,135	6,887,777
Total Healthcare - Products		20,232,873

Insurance – 4.7%
Aflac, Inc.	73,434	8,209,921

Leisure Time – 3.0%
Polaris, Inc.	62,555	5,207,078

Machinery - Diversified – 4.0%
Otis Worldwide Corp.	66,044	6,864,613

Media – 3.3%
FactSet Research Systems, Inc.	12,593	5,790,891

Packaging & Containers – 3.9%
Silgan Holdings, Inc.	129,428	6,794,970

Pharmaceuticals – 3.8%
Cencora, Inc.	29,137	6,558,156

Real Estate – 3.0%
McGrath RentCorp	49,470	5,208,202

Software – 17.4%
Broadridge Financial Solutions, Inc.	29,226	6,284,467
Fair Isaac Corp.(b)	5,075	9,863,364
Fiserv, Inc.(b)	44,759	8,040,954
Intuit, Inc.	9,513	5,907,573
Total Software		30,096,358

Water – 3.8%
American Water Works Co., Inc.	45,310	6,626,135

Total Common Stocks (Cost $140,579,621)		171,781,808
Investments	Shares	Value
MONEY MARKET FUNDS – 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(c)	1,471,729	$1,471,729
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(c)(d)	61,687	61,687
Total Money Market Funds (Cost $1,533,416)		1,533,416

Total Investments – 100.1% (Cost $142,113,037)		173,315,224
Liabilities in Excess of Other Assets – (0.1%)		(144,306)
Net Assets – 100.0%		$173,170,918

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $60,925; the aggregate market value of the collateral held by the fund is $61,687.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of September 30, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$171,781,808	$–	$–	$171,781,808
Money Market Funds	1,533,416	–	–	1,533,416
Total	$173,315,224	$–	$–	$173,315,224

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	5.0%
Auto Parts & Equipment	4.9
Chemicals	3.0
Commercial Services	8.1
Computers	3.8
Diversified Financial Services	7.7
Electronics	4.5
Food	3.6
Healthcare - Products	11.7
Insurance	4.7
Leisure Time	3.0
Machinery - Diversified	4.0
Media	3.3
Packaging & Containers	3.9
Pharmaceuticals	3.8
Real Estate	3.0
Software	17.4
Water	3.8
Money Market Funds	0.9
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%